Nature of Operations - Additional Information (Detail) $ / shares in Units, $ in Millions	Oct. 06, 2020 USD ($) $ / shares shares	Oct. 31, 2020 Location State DistributionCenter $ / shares	Jun. 30, 2020 $ / shares	Feb. 01, 2020 Location State DistributionCenter
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of retail locations | Location		259
Number of states | State		16
Number of distribution centers | DistributionCenter		3
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Stock issuance costs | $	$ 6.1
Conversion ratio	3.15
IPO
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued in transaction (in shares) | shares	15,625,000
Common stock, par value (in dollars per share)	$ 0.01
Price per share (in dollars per share)	12.22
Offering price, net of underwriting discounts (in dollars per share)	$ 13.00
Net proceeds from sale of stock | $	$ 184.9
KKR
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issuance costs | $	$ 2.7
Affiliates of KKR
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest	69.90%
New Academy Holding Company, LLC
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of retail locations | Location				259
Number of states | State				16
Number of distribution centers | DistributionCenter				3
Ownership interest				100.00%